Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 28, 2021	Jul. 19, 2021	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 675,000
Price per unit (in Dollars per share)		$ 1	$ 9.96
Transaction costs			$ 3,916,281
Cash underwriting fees			3,450,000
Other cost			$ 466,281
Percentage of fair market value			80.00%
Aggregate of public shares			20.00%
Redeem outstanding shares, percentage			100.00%
Public share price (in Dollars per share)			$ 10.1
Common stock, par value (in Dollars per share)			$ 0.01
Additional shares of common stock (in Shares)			7,500,000
Aggregate common stock shares (in Shares)			3,530,000
Aggregate common stock per share (in Dollars per share)			$ 10
Aggregate common stock			$ 35,300,000
Aggregate principal amount			40,000,000
Debentures aggregate principal amount			$ 37,959,184
Associate warrants (in Shares)			3,036,735
Aggregate shares reserve equal			5.00%
Net tangible assets			$ 5,000,001
Minimum cash condition			$ 50,000,000
Percentage of voting power			88.80%
Subscription aggregate common stock (in Shares)			3,530,000
Common stock purchase per share (in Dollars per share)			$ 10
Aggregate purchase price			$ 35,300,000
Weighted average price of shares (in Dollars per share)			$ 13
Shares of lock-up shares (in Shares)			1,000,000
Trust account cash			$ 518,905
Working capital			$ 259,136
Merger agreement description			one-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period;(ii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and(iii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of acquires voting securities			50.00%
Business combination, description			It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.
Weighted average price of shares (in Dollars per share)			$ 13
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net tangible assets			$ 5,000,001
Convertible Notes [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)			5,299,543
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)		15,000,000
Share price, per share (in Dollars per share)		$ 10
Gross proceeds		$ 150,000,000
Sale of warrants (in Shares)		4,333,333
Purchased additional units (in Shares)			2,250,000
Net proceeds of sale of public units			$ 174,225,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants (in Shares)		6,500,000
Price, per unit (in Dollars per share)		$ 1
Warrant per share (in Dollars per share)	$ 1
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants (in Shares)	675,000
Purchased additional units (in Shares)	2,250,000
Generating gross proceeds	$ 22,500,000
Securities Purchase Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of principal amount			$ 40,000,000
Percentage of issued amount of debentures divided			100.00%
Exercise price (in Dollars per share)			$ 20
Stock Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)			4,055,704
Preferred Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)			15,062,524
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)			9,669,216
CleanTech Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants (in Shares)		2,166,667